Long-Term And Short-Term Financing Arrangements (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Debt Instrument [Line Items]
Expiration date	Dec. 18, 2019
Maximum aggregate amount of revolving credit facility	$ 600,000
Amount borrowed under Credit Agreement	$ 150,000
Percentage of borrowing base under condition one	12.50%
Total commitment under condition two	$ 50,000
Number of consecutive business days over minimum	30 days
Percentage of borrowing base under condition two	10.00%
Fixed charge coverage ratio	100.00%
Maximum amount of borrowings under either the Credit Agreement or Former Credit Agreement at the end of any month	$ 74,000	$ 159,000
Average daily borrowings	$ 37,600	$ 69,300
Weighted average interest rate	2.90%	2.80%
Amount of borrowings outstanding	$ 0	$ 7,000
Letters of credit outstanding under the Credit Agreement	6,300
Additional borrowings under Credit Agreement	525,600
Aggregate principal amount	200,000
Loss on early extinguishment of 2012 Senior Notes	$ 420	0	$ 0
2019 Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	7.125%
Cash payments of interest for financing arrangements	$ 17,900	$ 18,700	$ 20,300
2012 Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	8.80%